Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Expenses

	Years ended December 31,
	2017	2016
Interest expense	30,965	27,649
Accretion on PER (Note 20)	2,363	2,358
Loss on settlement of long-term debt	13,102	—

	46,430	30,007